Schedule of Reconciliation of Federal Statutory Income Tax Rate To Effective Income Tax Rate (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Income tax computed at federal statutory tax rate						21.00%	21.00%
State taxes, net of federal benefit							5.50%
Research and development credits							5.80%
Expiration of stock options						(1.20%)	(7.70%)
Permanent differences							(2.40%)
Limitations on credits and net operating losses							(1.20%)
Change in valuation allowance						(19.70%)	(21.00%)
Effective tax rate, percent
U.S. federal statutory tax rate, amount						$ (1,084,000)
State taxes, net of federal benefit, percent							(5.50%)
Change in valuation allowance, amount						$ 1,018,000
Change in valuation allowance, percent						19.70%	21.00%
Net, amount
Net, percent
Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
State taxes, net of federal benefit			(3.80%)			(4.20%)
Change in valuation allowance			(24.80%)			(25.20%)
Effective tax rate, percent			0.00%			0.00%
U.S. federal statutory tax rate, amount			$ (16,000)			$ (53,000)
U.S. federal statutory tax rate, percent			(21.00%)			(21.00%)
State taxes, net of federal benefit, amount			$ (3,000)			$ (11,000)
State taxes, net of federal benefit, percent			3.80%			4.20%
Change in valuation allowance, amount			$ (19,000)			$ (64,000)
Change in valuation allowance, percent			24.80%			25.20%
Net, amount
Net, percent			0.00%			0.00%